Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collateral-dependent loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value	$ 673
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Comparability adjustments past due rents	Comparability adjustments
Collateral-dependent loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Range	5.00%	5.00%
Collateral-dependent loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Range	10.00%	10.00%
Foreclosed assets held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value	$ 2,540	$ 120
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Marketability discount	Marketability discount
Foreclosed assets held for sale | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Range	10.00%	10.00%
Foreclosed assets held for sale | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Range	35.00%	35.00%